Fair Value (Details) - Schedule of financial assets and liabilities measured at fair value - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value (Details) - Schedule of financial assets and liabilities measured at fair value [Line Items]
Warrants	$ 4,725	$ 28,875	$ 101,325
Level 1 [Member]
Fair Value (Details) - Schedule of financial assets and liabilities measured at fair value [Line Items]
Warrants
Level 2 [Member]
Fair Value (Details) - Schedule of financial assets and liabilities measured at fair value [Line Items]
Warrants
Level 3 [Member]
Fair Value (Details) - Schedule of financial assets and liabilities measured at fair value [Line Items]
Warrants	$ 4,725	$ 28,875	$ 101,325